Intangible Assets, Net	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS, NET [Abstract]
Intangible Assets, Net

11.           INTANGIBLE ASSETS, NET

	As of December 31, 2018
Items	Cost	Accumulated Amortization	Net Value
Copyright	$3,213	$(3,213)	$—
Computer software	2,105	(898)	1,207
Domain names and trademarks	1,366	(1,330)	36
Developed technologies	583	(583)	—
Others	145	(39)	106
Total	$7,412	$(6,063)	$1,349

	As of December 31, 2019
Items	Cost	Accumulated Amortization	Net Value
Copyright	$3,161	$(3,161)	$—
Computer software	2,958	(1,563)	1,395
Domain names and trademarks	1,344	(1,314)	30
Developed technologies	573	(573)	—
Others	143	(54)	89
Total	$8,179	$(6,665)	$1,514

For the years ended December 31, 2017, 2018, and 2019, amortization expenses were US$1,389, US$1,251, and US$705, respectively. No impairment loss was recognized for the years ended December 31, 2017, 2018, and 2019.

As of December 31, 2019, intangible assets amortization expense for future years is expected to be as follows:

Intangible Assets Amortization Expense
2020	$701
2021	701
2022	84
2023	8
2024	8
Thereafter	12
Total expected amortization expense	$1,514